December 9, 2016

Supplement

SUPPLEMENT DATED DECEMBER 9, 2016 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES OF

Active Assets Government Trust, dated October 31, 2016
Active Assets Prime Trust, dated October 31, 2016
(each, a "Fund")

Effective immediately, each Fund will no longer price its NAV, accept purchase and/or redemption orders, honor exchange requests or declare and reinvest income dividends when the New York Stock Exchange is open but the following Federal holidays are observed: Columbus Day and Veterans Day.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AVINYSECSPT 1216